Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2024
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
CIK	dei_EntityCentralIndexKey	0001503123
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 31, 2024
Effective Date	dei_DocumentEffectiveDate	Jun. 04, 2024
Prospectus Date	rr_ProspectusDate	Jun. 04, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Xtrackers Artificial Intelligence and Big Data ETF | Xtrackers Artificial Intelligence and Big Data ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XAIX